February 8, 2012	Mark C. Amorosi

D 202.778.9351

F 202.778.9100

mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 35 to the
Registration Statement on Form N-1A (File Nos. 333-70754; 811-10509)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 35 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Prospectuses and Statements of Additional Information included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 30 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2011. The Part C included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 33 to the Trust’s Registration Statement, which was filed with the SEC on August 16, 2011. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding investment objective and strategy changes for certain Portfolios as well as sub-adviser changes for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 30, 2012. We would appreciate receiving any comments by March 23, 2012. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

February 8, 2012

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.
K&L Gates LLP